TERMINATION AND RETIREMENT PLANS	12 Months Ended
Mar. 31, 2012
TERMINATION AND RETIREMENT PLANS
12.	TERMINATION AND RETIREMENT PLANS

Employee Retirement Plans — The Companies sponsor termination and retirement benefit plans that cover substantially all employees. Benefits are based on the employee’s years of service, position and performance. If the termination is involuntary or caused by death, the employee is usually entitled to greater payments than in the case of voluntary termination.

The Companies have a contributory defined retirement benefit plan and several unfunded termination plans administered by the Companies. Benefits under the contributory defined retirement benefit plan are usually paid in a lump sum at the earlier of termination or retirement, although periodic payments are available under certain conditions. Benefits under the other termination and retirement benefit plan are paid either as lump-sum payments or periodic payments under certain conditions. The benefits are usually paid as a lump-sum payment, if the employee resigns before the mandatory retirement age.

Contributory Defined Retirement Benefit Plan — The following provides a reconciliation of benefit obligations, plan assets and funded status of the plans:

	Millions of Yen		Thousands of U.S. Dollars
	2012	2011	2012

Change in benefit obligations:
Benefit obligations at the beginning of the year	¥32,708	¥33,454	$396,894
Service cost	833	835	10,108
Interest cost	725	712	8,797
Participants’ contributions	71	71	862
Actuarial loss (gain)	1,793	(593)	21,757
Benefits paid from plan assets	(752)	(708)	(9,125)
Settlement paid from plan assets	(1,090)	(926)	(13,226)
Settlement paid by the Companies	(153)	(137)	(1,857)

Benefit obligations at the end of the year	34,135	32,708	414,210

Change in plan assets:
Fair value of plan assets at the beginning of the year	¥30,978	¥31,743	$375,901
Actual return on plan assets	550	(768)	6,674
Employer contributions	1,850	1,566	22,449
Participants’ contributions	71	71	862
Benefit payments	(752)	(708)	(9,125)
Settlement payments	(1,090)	(926)	(13,227)

Fair value of plan assets at the end of the year	31,607	30,978	383,534

Funded status at the end of the year	¥(2,528)	¥(1,730)	$(30,676)

Amounts recognized in the consolidated balance sheets as of March 31, 2012 and 2011 consist of:

	Millions of Yen		Thousands of U.S. Dollars
	2012	2011	2012

Prepaid pension expense		¥158
Accrued expenses	¥(93)	(90)	$(1,129)
Liability for termination and retirement benefits	(2,435)	(1,798)	(29,547)

	¥(2,528)	¥(1,730)	$(30,676)

Amounts recognized in accumulated other comprehensive loss, pre-tax, as of March 31, 2012 and 2011 were as follows:

	Millions of Yen		Thousands of U.S. Dollars
	2012	2011	2012

Actuarial loss	¥(7,665)	¥(6,874)	$(93,010)
Prior service benefit	2,805	3,497	34,037

	¥(4,860)	¥(3,377)	$(58,973)

The accumulated benefit obligation for all defined benefit plans as of March 31, 2012 and 2011 were as follows:

	Millions of Yen		Thousands of U.S. Dollars
	2012	2011	2012

Accumulated benefit obligation	¥33,723	¥32,255	$409,210

The projected benefit obligations and the fair value of the plan assets for the Companies’ pension plans with projected benefit obligations in excess of plan assets, and the accumulated benefit obligations and the fair value of the plan assets for the Companies’ pension plans with accumulated benefit obligations in excess of plan assets were as follows:

	Millions of Yen		Thousands of U.S. Dollars
	2012	2011	2012

Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	¥34,135	¥2,488	$414,209
Fair value of plan assets	31,607	600	383,534

Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	33,723	2,488	409,210
Fair value of plan assets	31,607	600	383,534

Net periodic benefit costs for the Companies’ plans consisted of the following for the years ended March 31, 2012, 2011 and 2010:

	Millions of Yen			Thousands of U.S. Dollars
	2012	2011	2010	2012

Service cost	¥833	¥835	¥915	$10,108
Interest cost	725	712	764	8,797
Expected return on plan assets	(756)	(758)	(705)	(9,174)
Amortization of actuarial loss	1,208	1,255	1,814	14,658
Amortization of prior service benefit	(692)	(691)	(691)	(8,397)

	¥1,318	¥1,353	¥2,097	$15,992

The unrecognized net actuarial loss and prior service benefit are being amortized over 12 years (the average remaining service life of active participants) using the declining-balance method and the straight-line method, respectively.

Other changes in plan assets and benefit obligations recognized in other comprehensive (loss) income for the years ended March 31, 2012, 2011 and 2010 were as follows:

	Millions of Yen			Thousands of U.S. Dollars
	2012	2011	2010	2012

Current year actuarial (loss) gain	¥(1,999)	¥(933)	¥1,575	$(24,257)
Amortization of actuarial loss	1,208	1,255	1,814	14,658
Amortization of prior service benefit	(692)	(691)	(691)	(8,397)

	¥(1,483)	¥(369)	¥2,698	$(17,996)

The estimated amounts that will be amortized from accumulated other comprehensive loss into net periodic benefit cost over the next year are summarized as follows:

	Millions of Yen	Thousands of U.S. Dollars

Actuarial loss	¥1,341	$16,272
Prior service benefit	(641)	(7,778)

The Companies use a measurement date of March 31 for their plans. The weighted-average assumptions used as of March 31 in computing the benefit obligations shown above were as follows:

	2012	2011

Discount rate	1.9%	2.4%
Rate of increase in future compensation	0.0%	0.0%

The weighted-average assumptions used as of March 31 in computing the net periodic benefit cost shown above were as follows:

	2012	2011	2010

Discount rate	2.4%	2.3%	2.5%
Rate of increase in future compensation	0.0%	0.0%	0.0%
Expected long-term rate of return on plan assets	2.5%	2.5%	2.5%

The Company’s wholly owned subsidiary, Wacoal Corp.’s approach to establishing the discount rate is based upon long-term Japanese government bond rates and corporate bond indices. The discount rate assumption is based upon the effective yields as of March 31, 2012 on the Japanese government bonds whose maturity dates would be the same as timing of the expected future benefit payments, adjusted for an incremental yield of approximately 25 basis points that is achieved by selecting corporate bonds whose credit characteristics satisfy the quality requirements but whose yields are slightly higher than the yields on Japanese government bonds. For other plans, similar indices and methods are used.

The expected long-term rate of return on plan assets is derived proportionally from return assumptions determined for each of the major asset classes. The return expectations for each of the asset classes are based largely on assumptions about economic growth and inflation, which are supported by long-term historical data. The estimated long-term rate of return is based on an asset allocation of equity securities of 33%, debt securities of 48%, life insurance company general accounts of 17% and short-term financing of 2%.

The Companies’ investment strategy is to maintain actual asset weightings within a preset range of target allocations. The Companies’ investments are broadly diversified, typically consisting primarily of equity and debt securities. The Companies believe these ranges represent an appropriate risk profile for the planned benefit payments of the plans based on the timing of the estimated benefit payment.

The asset allocation as of March 31, 2012 and 2011 was as follows:

	2012	2011

Equity securities	40.4%	37.1%
Debt securities	40.8%	40.9%
Life insurance company general accounts	16.1%	16.1%
Short-term financing	2.7%	5.9%

The target allocation percentages are reviewed and approved by the Pension Committee. The actual allocations for 2012 and 2011 are different from the target allocation percentages primarily because Wacoal Corp. maintained additional equity securities as the separate plan asset which was contributed to the plan based on an agreement between Wacoal Corp. and its employees and are not governed by the Pension Committee. As such, the actual allocation percentage of equity securities to the total plan assets is higher than the target allocation, and similarly, the actual allocation for the other types of assets are lower than the target allocation.

The following table presents the Companies’ plan assets using the fair value hierarchy as of March 31, 2012. The fair value hierarchy has three levels based on the reliability of the inputs used to determine fair value. Level 1 refers to fair values determined based on quoted prices in active markets for identical assets. Level 2 refers to fair values estimated using significant other observable inputs, and Level 3 includes fair values estimated using significant unobservable inputs.

	Millions of Yen
2012	Level 1	Level 2	Level 3	Total

Equity securities:
Japanese companies	¥6,105			¥6,105
Foreign companies	866			866
Pooled funds (a)		¥4,357		4,357
Debt securities:
Japanese government bonds	1,927			1,927
Japanese municipal bonds		5		5
Japanese corporate bonds		70		70
Foreign government bonds	668			668
Pooled funds (b)		9,654		9,654
Life insurance company general accounts		5,093		5,093
Other types of investments:
Equity long/short hedge funds (c)		2,017		2,017
Short-term financing		845		845

Total	¥9,566	¥22,041		¥31,607

	Millions of Yen
2011	Level 1	Level 2	Level 3	Total

Equity securities:
Japanese companies	¥5,693			¥5,693
Foreign companies	865			865
Pooled funds (a)		¥3,405		3,405
Debt securities:
Japanese government bonds	1,921			1,921
Japanese municipal bonds		5		5
Japanese corporate bonds		118		118
Foreign government bonds	708			708
Pooled funds (b)		9,924		9,924
Life insurance company general accounts		4,974		4,974
Other types of investments:
Equity long/short hedge funds (c)		1,529		1,529
Short-term financing		1,836		1,836

Total	¥9,187	¥21,791		¥30,978

	Thousands of U.S. Dollars
2012	Level 1	Level 2	Level 3	Total

Equity securities:
Japanese companies	$74,081			$74,081
Foreign companies	10,508			10,508
Pooled funds (a)		$52,870		52,870
Debt securities:
Japanese government bonds	23,383			23,383
Japanese municipal bonds		61		61
Japanese corporate bonds		849		849
Foreign government bonds	8,106			8,106
Pooled funds (b)		117,146		117,146
Life insurance company general accounts		61,801		61,801
Other types of investments:
Equity long/short hedge funds (c)		24,475		24,475
Short-term financing		10,254		10,254

Total	$116,078	$267,456		$383,534

(a)	This class includes common stock of approximately 63% Japanese companies and 37% foreign companies as of March 31, 2012, and those percentages were 73% and 27%, respectively, as of March 31, 2011.

(b)	This class includes approximately 49% of Japanese government bonds, 3% of Japanese municipal bonds, 42% of foreign government bonds, and 6% of corporate bonds as of March 31, 2012, and those percentages were 46%, 2%, 38%, and 14%, respectively, as of March 31, 2011.

(c)	This class includes hedge funds that invest both long and short in approximately 36% of Japanese common stocks, 35% of foreign common stocks and 29% of debt securities as of March 31, 2012, and those percentages were 51%, 49% and 0%, respectively, as of March 31, 2011.

Equity securities and debt securities presented in Level 1 are primarily valued using a market approach on the quoted market prices of identical instruments. Municipal bonds and corporate bonds presented in Level 2 are primarily valued using quoted prices for identical instruments in markets that are not active. Pooled funds in equity securities or debt securities and equity long/short hedge funds which are categorized in Level 2 are valued by the sponsor of the fund primarily based on quoted prices in both active and inactive market for identical instruments which comprise funds. Life insurance company general accounts is the contracts with the insurance companies with guaranteed rate of return and capital, and those value are based on addition of original value and return.

The Companies’ funding policy for the funded plans is to contribute amounts computed in accordance with actuarial methods accepted by Japanese tax law. The Companies expect to contribute ¥1,813 million ($22,000 thousand) to their plans in the year ending March 31, 2013.

The following benefit payments, which reflect expected future services, as appropriate, are expected to be paid:

Year Ending March 31	Millions of Yen	Thousands of U.S. Dollars

2013	¥2,043	$24,791
2014	2,115	25,664
2015	2,020	24,512
2016	2,003	24,305
2017	1,989	24,135
Thereafter	9,975	121,041

Multiemployer Plan — A subsidiary participated in a multiemployer plan, Kyoto Orimono Oroshisho Employee Pension Plan, and withdrew from the plan during the year ended March 31, 2012. As a condition of the withdrawal, the subsidiary contributed special premiums in the amount of ¥1,580 million ($19,172 thousand). The subsidiary recorded the estimated withdrawal liability of ¥774 million as of March 31, 2011 as it was probable that the subsidiary would withdraw from the fund. Accordingly, the subsidiary recorded an additional expense in the amount of ¥806 million ($9,780 thousand) for the year ended March 31, 2012, and it has been included in selling, general and administrative expenses.

Kyoto Orimono Oroshisho Employee Pension Plan’s plan assets and benefit obligations as of March 31, 2011 were ¥34,442 million and ¥42,894 million, respectively. The subsidiary’s contribution to the plan for the years ended March 31, 2011 and 2010 exceeded 5% of total contribution.

Program Name	Program Number	Funded Status	Premium Contributions to Program Millions of Yen
		March 31, 2011	April 1, 2011 ~ March 31, 2012	April 1, 2010 ~ March 31, 2011

Kyoto Orimono Oroshisho Employee Pension Plan	Kyoki No. 317	more than 80%	¥56	¥42

Defined Contribution Plan — A subsidiary has a defined contribution plan. The amounts of cost recognized for its contribution to the plan were ¥27 million ($328 thousand), ¥28 million and ¥20 million for the years ended March 31, 2012, 2011 and 2010, respectively.

Employee Early Retirement Program — The Companies provide additional benefits to employees that elect to participate in the Companies’ early retirement program. Retirement benefits of ¥260 million ($3,155 thousand), ¥348 million and ¥361 million were paid in addition to normal benefits and charged to selling, general and administrative expenses for the years ended March 31, 2012, 2011 and 2010, respectively.

Termination Plan for Directors and Corporate Auditors — The Company had and certain subsidiaries have termination plans for directors and corporate auditors. Payment of termination benefits to directors and corporate auditors is made in a lump sum upon termination and requires the approval of the shareholders before payment. In June 2005, the Company rescinded its termination plan for directors and corporate auditors upon the approval of its shareholders. The amount of benefit for each individual was fixed as of June 29, 2005 and will remain frozen until the retirement of each respective director and corporate auditor. The outstanding liabilities were ¥317 million ($3,847 thousand) as of March 31, 2012 and 2011 and were recorded in other long-term liabilities. Subsidiaries still maintain plans for their directors and corporate auditors. In accordance with the guidance for determination of vested benefit obligation for a defined benefit pension plan, the subsidiaries recorded a liability for termination benefits for directors and corporate auditors at the amount that would be needed if all directors and corporate auditors were to resign at each balance sheet date. The liabilities for termination benefits for directors and corporate auditors as of March 31, 2012 and 2011 were ¥382 million ($4,636 thousand) and ¥385 million, respectively, and were included in liability for termination and retirement benefits.